Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,601.96
Total Fee Amount	1,601.96
Total Transaction Valuation	11,600,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A